Selected Statements Of Operations Data	12 Months Ended
Dec. 31, 2011
Selected Statements Of Operations Data [Abstract]
Selected Statements Of Operations Data
NOTE 15:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.
One of the Company's customers ("ORC") has declared bankruptcy in 2011. As part of the bankruptcy, the Company recorded charges in the form of an inventory write-off which represents approximately $3,900 of Alvarion equipment which had been shipped to ORC but the related revenues had not been recognized, and this inventory can not be retrieved by the Company. In addition an approximate $3,300 of third-party equipment ordered by ORC, which had yet to be delivered by the Company to ORC as of the time of the bankruptcy filing, and equipment used for ORC by the Company, and the Company has no other line of business to sell or use the equipment in.

b.	Research and development, net:

	Year ended December 31,
	2009	2010	2011

Research and development costs	$54,674	$41,744	$32,404
Less - grants and participation	3,884	3,027	4,440

	$50,790	$38,717	$27,964

c.	Financial income, net:

	Year ended December 31,
	2009	2010	2011
Financial income:

Interest on held-to-maturity marketable securities, amortization of premium and accretion of discounts on held-to-maturity marketable securities, interest on bank deposits and other interest	$2,583	$1,311	$778
Income related to ineffective derivative and derivative not designated as effective hedge	-	1,221	709
Foreign currency transaction differences, net	355	-	-

	2,938	2,532	1,487
Financial expenses:
Interest and bank expenses including expense related to sale of trade receivables	(1,142)	(1,087)	(1,209)
Expenses related to ineffective derivative and derivative not designated as effective hedge	(128)	(597)	(1,016)
Foreign currency transaction differences, net	-	(947)	(277)

	(1,270)	(2,631)	(2,502)

	$1,668	$(99)	$(1,015)

d.	Net loss per share:

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2009		2010		2011

Numerator:

Numerator for basic and diluted net loss per share		(7,188)		(98,479)		(33.822)
Denominator:

Denominator for basic net loss per share - weighted average number of Ordinary shares		62,023,075		62,198,615		62,301,866

Effect of dilutive securities:
Employee stock options	*)	-	*)	-	*)	-

Denominator for diluted net loss per share - adjusted weighted average number of shares		62,023,075		62,198,615		62,301,866

Net loss per share Basic and Diluted		$(0.12)		$(1.58)		$(0.54)

*)         Antidilutive.